Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
November 30, 2016

Dates Covered
Collections Period	11/01/16 - 11/30/16
Interest Accrual Period	11/15/16 - 12/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/16	635,341,659.61	34,424
Yield Supplement Overcollateralization Amount 10/31/16	25,735,263.30	0
Receivables Balance 10/31/16	661,076,922.91	34,424
Principal Payments	23,569,123.76	792
Defaulted Receivables	1,547,656.00	82
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/16	24,468,952.30	0
Pool Balance at 11/30/16	611,491,190.85	33,550

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	58.85%

Prepayment ABS Speed	1.52%

Overcollateralization Target Amount	27,517,103.59
Actual Overcollateralization	27,517,103.59

Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	51.89

Delinquent Receivables:
Past Due 31-60 days	11,205,901.26	572
Past Due 61-90 days	3,460,712.83	174
Past Due 91-120 days	895,012.82	42
Past Due 121+ days	0.00	0
Total	15,561,626.91	788

Total 31+ Delinquent as % Ending Pool Balance	2.54%

Recoveries	745,404.06

Aggregate Net Losses/(Gains) - November 2016	802,251.94

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.46%
Prior Net Losses Ratio	1.68%
Second Prior Net Losses Ratio	1.04%
Third Prior Net Losses Ratio	1.42%
Four Month Average	1.40%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Flow of Funds	$ Amount

Collections	26,524,359.21
Advances	3,468.97
Investment Earnings on Cash Accounts	5,801.71
Servicing Fee	(550,897.44)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	25,982,732.45

Distributions of Available Funds
(1) Class A Interest	662,162.25
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,777,197.67
(7) Distribution to Certificateholders	2,505,460.86
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	25,982,732.45

Servicing Fee	550,897.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 11/15/16	606,751,284.93
Principal Paid	22,777,197.67
Note Balance @ 12/15/16	583,974,087.26

Class A-1
Note Balance @ 11/15/16	0.00
Principal Paid	0.00
Note Balance @ 12/15/16	0.00
Note Factor @ 12/15/16	0.0000000%

Class A-2a
Note Balance @ 11/15/16	153,621,210.46
Principal Paid	15,442,167.87
Note Balance @ 12/15/16	138,179,042.59
Note Factor @ 12/15/16	49.3496581%

Class A-2b
Note Balance @ 11/15/16	72,970,074.47
Principal Paid	7,335,029.80
Note Balance @ 12/15/16	65,635,044.67
Note Factor @ 12/15/16	49.3496576%

Class A-3
Note Balance @ 11/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	234,000,000.00
Note Factor @ 12/15/16	100.0000000%

Class A-4
Note Balance @ 11/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	125,000,000.00
Note Factor @ 12/15/16	100.0000000%

Class B
Note Balance @ 11/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 12/15/16	21,160,000.00
Note Factor @ 12/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	700,073.92
Total Principal Paid	22,777,197.67
Total Paid	23,477,271.59

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	122,896.97
Principal Paid	15,442,167.87
Total Paid to A-2a Holders	15,565,064.84

Class A-2b
One-Month Libor	0.53817%
Coupon	0.93817%
Interest Paid	57,048.61
Principal Paid	7,335,029.80
Total Paid to A-2b Holders	7,392,078.41

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6937194
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.5704523
Total Distribution Amount	23.2641717

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4389178
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.1505995
Total A-2a Distribution Amount	55.5895173

A-2b Interest Distribution Amount	0.4289369
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.1506000
Total A-2b Distribution Amount	55.5795369

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/16	152,162.63
Balance as of 11/30/16	155,631.60
Change	3,468.97

Reserve Account
Balance as of 11/15/16	2,581,024.89
Investment Earnings	530.40
Investment Earnings Paid	(530.40)
Deposit/(Withdrawal)	-
Balance as of 12/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89